Group Information - Additional Information (Detail) - BRL (R$) R$ in Thousands						12 Months Ended
	Nov. 25, 2019	Aug. 27, 2019	Jun. 04, 2019	Feb. 06, 2019	Jun. 21, 2018	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about associates [line items]
Interest Paid							R$ 2,366
Increase decrease issue on share capital value						R$ 5,181
Cash Paid						2,000
Converting Credit						1,600
Payable to associates						R$ 1,581
Derivative financial assets and liabilities	R$ 1,714
VHSYS [Member]
Disclosure of detailed information about associates [line items]
Group's equity interest			33.33%
Interest payable			R$ 13,785
Percentage of acquisition additional interest			50.00%
Tablet cloud [Member]
Disclosure of detailed information about associates [line items]
Group's equity interest		25.00%
Consideration paid (received)		R$ 1,003
Interest payable		R$ 1,688
Percentage of acquisition additional interest		50.00%
Trinks [Member]
Disclosure of detailed information about associates [line items]
Group's equity interest	19.90%
Interest payable	R$ 4,493
Percentage of acquisition additional interest	30.10%
Linked Gourmet Solues Para Restaurantes SA [Member]
Disclosure of detailed information about associates [line items]
Group's equity interest					27.06%	48.56%	27.06%
Collact [member]
Disclosure of detailed information about associates [line items]
Group's equity interest				25.00%
Option of proportion of ownership additional interest in subsidiary				25.00%
Interest payable				R$ 1,667
BRAZIL | Linked Gourmet Solues Para Restaurantes SA [Member]
Disclosure of detailed information about associates [line items]
Group's equity interest						21.50%
Bottom of range [member]
Disclosure of detailed information about associates [line items]
Period to acquire additional interest					2 years
Bottom of range [member] | VHSYS [Member]
Disclosure of detailed information about associates [line items]
Period to acquire additional interest			1 year
Bottom of range [member] | Tablet cloud [Member]
Disclosure of detailed information about associates [line items]
Period to acquire additional interest		1 year 6 months
Bottom of range [member] | Trinks [Member]
Disclosure of detailed information about associates [line items]
Period to acquire additional interest	1 year 6 months
Bottom of range [member] | Collact [member]
Disclosure of detailed information about associates [line items]
Acquire Additional InterestIn Associate Period				2 years
Top of range [member]
Disclosure of detailed information about associates [line items]
Period to acquire additional interest					3 years
Top of range [member] | VHSYS [Member]
Disclosure of detailed information about associates [line items]
Period to acquire additional interest			2 years
Top of range [member] | Tablet cloud [Member]
Disclosure of detailed information about associates [line items]
Period to acquire additional interest		3 years
Top of range [member] | Trinks [Member]
Disclosure of detailed information about associates [line items]
Period to acquire additional interest	3 years
Top of range [member] | Collact [member]
Disclosure of detailed information about associates [line items]
Acquire Additional InterestIn Associate Period				3 years